Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Description of the Plan [Line Items]
Description of the Plan	DESCRIPTION OF THE PLAN

The following brief description of The Travelers 401(k) Savings Plan (the Plan) is provided for general information purposes.  Participants should refer to the Plan document and the summary plan description for a more complete description of the Plan’s provisions.

General

The Travelers Companies, Inc. (TRV) sponsors a defined contribution plan (the Plan), for the benefit of TRV and participating subsidiary employers (collectively, the Company) to provide retirement and other benefits to eligible employees of the Company.  The 401(k) Plan of a TRV subsidiary was merged into the Plan, effective January 1, 2025, but did not have a material impact on the Plan. The Administrative Committee, as appointed by TRV, has the delegated authority for administrative matters involving the Plan and the Benefit Plans Investment Committee, as appointed by TRV, has the delegated authority for management and control of the assets of the Plan (including the designation of investment funds).  Fidelity Management Trust Company (FMTC) is the trustee for the trust maintained in connection with the Plan.  The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Participation

All U.S. employees of participating companies, as defined by the Plan, are eligible to participate immediately upon employment, subject to limited exclusions.

Employee Contributions

Eligible employees who elect to participate in the Plan may contribute up to 75% of their eligible compensation (as defined by the Plan) into the Plan subject to the statutory limitation of $23,500. A participant who is, or will be, age 50 or older by the end of the plan year could make additional catch-up contributions of up to $7,500 (or up to $11,250 for those aged 60-63 as of the end of the plan year). Employee contributions can be made pre-tax, after-tax through the Roth 401(k) or a combination of both up to the applicable limit. Newly hired eligible employees are automatically enrolled at a 5% pre-tax contribution rate if they do not affirmatively make an election (i) not to participate; (ii) to participate at a different rate; or (iii) to contribute on an after-tax Roth 401(k) basis.  Temporary status employees are eligible to participate in the Plan; however, they will not be automatically enrolled.

The Plan allows for rollover contributions to be made to the Plan by eligible participants.  These rollover contributions are eligible distributions from employer plans or individual retirement accounts (excluding Roth IRAs) either by a direct rollover to the Plan or by a distribution followed by a contribution within sixty days of receipt.

Employer Contributions

The Company matches 100% of the Plan participant’s contributions up to the first 5% of annual eligible pay, subject to a maximum annual match amount of $7,500.  In addition to participant contributions, the Paying It Forward Savings Program, provides an annual employer matching contribution based on student loan repayments made by eligible employees. The Company matching contribution and Paying It Forward Savings Program annual matching contribution, together, will not exceed the lesser of 5% of compensation or $7,500. The Company matching contribution and Paying It Forward contribution are made once a year and are invested according to the participant’s current investment election for new contributions going into the Plan.  Employer contributions totaling $156,624,639 for plan year 2025 were made to the Plan in January and February 2026, and employer contributions totaling $149,381,123 for plan year 2024 were made to the Plan in January and February 2025.  Except for cases of retirement or termination due to reduction in force, disability or death, the matching contribution was made only for participants employed on the last working day of December.

The Plan also provides a supplemental contribution to certain eligible participants.  The supplemental contribution amount for each eligible participant is fixed for each year the participant remains actively employed with the Company.  Supplemental contributions totaling $123,953 for plan year 2025 and $152,713 for plan year 2024 were made to the Plan in January 2026 and January 2025, respectively.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, employer contributions and allocations of Plan earnings as defined by the Plan.  The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Participants generally may elect to have their contributions invested in the funds listed in the Plan’s provisions as they choose and may generally also transfer their balances daily among these funds.  Limitations apply to the investment of participant accounts in TRV stock as well as to direct exchanges from the Stable Value Fund to the Vanguard U.S. Treasury Money Market Fund — Investor Shares.  The TRV common stock fund is closed to new investments, with the exception of dividends.  Participants are permitted to exchange balances out of the TRV common stock fund, but they cannot direct any new contributions to, or make an exchange into, this fund.

Vesting

Participants are 100% vested in their contributions, the supplemental contributions and related earnings.  In general, participants are vested in their Company matching contributions, Paying It Forward annual contributions, and related earnings after three years of service.  Participants also become vested in full if they reach age 62 while employed, terminate employment due to a disability, die prior to termination of employment or while in qualified military service, or upon termination of the Plan.

Forfeitures

Forfeitures are transferred to a forfeiture account, which is maintained for the benefit of the Plan as a whole and is not attributable to any given participant.  During the plan year, the balance of the forfeiture account will be used in the following order: (1) to restore previously forfeited accounts, (2) to correct errors in the accounts of other participants, (3) to pay Plan administrative expenses, and (4) the net forfeiture account balance remaining at year-end, less the estimated unpaid administrative expenses relating to the plan year, will be used to reduce the matching contributions that are paid to the Plan at the beginning of the following year.

At December 31, 2025 and 2024, the forfeiture account totaled $3,136,164 and $3,894,972, respectively.  Forfeitures used in 2025 and 2024 totaled $4,945,270 and $2,360,296, respectively.

Voting Rights

Each participant is entitled to exercise voting rights attributable to the shares of TRV stock allocated to their account and will be notified prior to the time that such rights are to be exercised.  FMTC will vote shares for which no directions have been timely received, and shares not credited to any participant’s account, in proportion to the vote cast by participants who have timely voted.

Notes Receivable from Participants

Participants may request to receive a loan from the Plan subject to a minimum of $1,000 and a maximum of the lesser of 50% of the participant’s vested account balance or $50,000 minus the highest outstanding loan balance during the past 12 months.  Participants can only have two loans outstanding at any one time.  The interest rate is established at the inception of a new loan and is equal to the prime lending rate as reported by Reuters as of the last business day of the month prior to the month in which the loan originates, plus one percentage point.  Generally, loans are repaid by payroll deduction over a maximum period of five years (twenty years if the loan is designated as a primary residence loan).  A one-time set-up fee of $35 per loan is charged against the participant’s account.  In addition, ongoing quarterly loan maintenance fees of $3.75 per loan are charged against the participant’s account for each calendar quarter in which a balance on such loan is outstanding. At December 31, 2025, there were 10,635 outstanding loans totaling $102,457,294. At December 31, 2024, there were 10,303 outstanding loans totaling $99,389,414.

Distributions and Withdrawals

Participants or beneficiaries may receive distributions from vested accounts under the Plan upon termination of employment, retirement, or death.  Distributions are made in the form of a lump-sum payment, or, if the vested account balance is greater than $7,000, participants may elect to have distributions made in full, partial or periodic installments. If a participant’s vested account balance following termination of employment is more than $1,000, but not more than $7,000, and the participant does not provide distribution instructions, the account will automatically be rolled over to a Fidelity IRA.

Participants are allowed to take in-service withdrawals from vested accounts after age 59 1/2.  Prior to that age, withdrawals are allowed from selected accounts in the event of a defined financial hardship to satisfy the financial need, reduced by prior withdrawals from the accounts.  Withdrawals are also allowed for any reason from accounts funded by rollover contributions, as well as from certain after-tax accounts and predecessor accounts.  The after-tax accounts relate to employee after-tax contributions (which are separate from Roth 401(k) contributions) made under the rules applicable to prior plans.  The predecessor accounts eligible for early withdrawal are accounts that were established in various prior plans that require separate recordkeeping.  Other special withdrawal rights may apply to certain specified accounts or with respect to certain specified participants or upon the occurrence of a qualified disaster.

In-service withdrawals from accounts holding Roth 401(k) contributions are generally allowed under the same circumstances as withdrawals from accounts holding pre-tax 401(k) contributions, but Roth 401(k) contributions are generally withdrawn last.  The Plan also provides for an in-plan Roth conversion for amounts eligible for withdrawal (other than for hardship).  An in-plan Roth conversion permits the participant to pay income tax on pre-tax amounts and convert them to Roth status.

A withdrawal or distribution can be in the form of cash, in the form of TRV common shares to the extent an account is invested in TRV common shares, or in kind in certain circumstances.  Any hardship withdrawal prior to age 59 1/2 is in the form of cash.

Fidelity BrokerageLink Investments Fees

The Fidelity BrokerageLink investment option allows a participant to establish a brokerage account with Fidelity, which provides the opportunity to select from thousands of mutual funds, stocks, bonds, certificates of deposit, U.S. Treasury securities, mortgage-backed securities and other financial instruments. While there are no BrokerageLink annual account fees charged to participants, the investment options available through BrokerageLink have associated fees which impact the participants' investment returns.

Administrative Expenses

Administrative expenses of the Plan are paid by the participants of the Plan to the extent not paid by the Company and allowable by the Plan.